UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3481

General Municipal Money Market Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/09

FORM N-CSR

Item 1.	Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

21	Statement of Assets and Liabilities

22	Statement of Operations

23	Statement of Changes in Net Assets

24	Financial Highlights

26	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

General Municipal Money Market Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for General Municipal Money Market Fund covering the six-month period from December 1, 2008, through May 31, 2009.

While most financial markets went on a wild ride during the fund’s reporting period, money market yields generally moved in one direction — down — trending alongside short-term interest rates to historical lows. The Federal Reserve Board’s target of 0% to 0.25% for the overnight federal funds rate along with historic levels of demand for “cash” have served as anchors for money market yields in a domestic economy that has struggled with a 6.3% annualized contraction over the fourth quarter of 2008 and a 5.7% revised estimate of economic contraction during the first quarter of 2009.

The stock and bond markets’ enormous swings have caused investors to wonder if the markets are forecasting sustainable economic improvement, or could this be a bear market rally where securities reach such depressed levels that even the slightest hint of good news lifts prices.We generally have remained cautious in the absence of real economic progress, but the market’s gyrations illustrate an important feature of many rallies — when they snap back, the rebounds are often quick and sharp, potentially leaving investors on the sidelines. That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy while still being considerate of your current liquid asset needs.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation June 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2008, through May 31, 2009, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2009, General Municipal Money Market Fund’s Class A and Class B shares produced annualized yields of 0.58% and 0.13%, respectively.Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.58% and 0.13%, respectively.1

Yields of tax-exempt money market instruments declined to historically low levels during the reporting period as the Federal Reserve Board (the “Fed”) slashed short-term interest rates to combat a faltering U.S. economy and an ongoing financial crisis.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality short-term municipal obligations throughout the United States and its territories that provide income exempt from federal personal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

maturities in the one-year range, which in turn may lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical.At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Money Market Yields Plunged During the Downturn

By the time the reporting period began, economic conditions had deteriorated sharply due to weakness in housing markets, rising unemployment and declining consumer confidence, which produced the longest and most severe U.S. recession since the 1930s. In response, the Fed had implemented several reductions in the overnight federal funds rate, and the reporting period began with a federal funds rate of just 1%.

In addition, a credit crisis had escalated into a full-blown global financial crisis in the wake of the bankruptcy of investment bank Lehman Brothers and the failures of other major financial institutions in September 2008. Dealers and insurers of municipal money market instruments also were punished during the financial crisis by severe investment losses. These developments caused dislocations among short-term money market instruments, including tax-exempt variable rate demand notes (“VRDNs”), and a surge in redemptions from some funds. In an effort to shore up investor confidence, the U.S. Department of the Treasury initiated several remedial measures, including the Temporary Guarantee Program for Money Market Funds.These measures calmed investors to a degree, and yields among VRDNs returned to normalized levels during the reporting period. On March 31, the U.S. government announced a further extension of the Temporary Guarantee Program for Money Market Funds until September 18, 2009.

After the start of the reporting period, the Fed continued its attempts to restore stability to the credit markets with massive injections of liquidity into the banking system and an additional rate cut, which drove the Fed’s target range for the federal funds rate to a record low of between 0% and 0.25% by the end of 2008. As a result, money market yields fell to historically low levels.

The financial crisis and economic downturn put severe pressure on the fiscal conditions of many states and municipalities, which faced weak housing markets, rising unemployment, reduced tax collections and intensifying demands on social services programs.

Amid Turmoil, a Focus on Quality and Liquidity

We focused throughout the reporting period on direct-obligation, high-quality municipal securities that have been independently approved for the fund by our credit analysts. We generally avoided money market instruments from issuers that we regarded as vulnerable to their states’ budget problems, instead favoring those backed by pledged tax appropriations or revenues from facilities providing essential services.

We set the fund’s weighted average maturity in a range that was shorter than industry averages in case of unexpected liquidity needs. However, yield differences have remained relatively narrow along the market’s maturity range, so this conservative positioning did not detract materially from the fund’s performance.

Preserving Capital Is Our Priority

Robust issuance of tax-exempt municipal notes and risk aversion among many investors have created a bifurcated market.Yields of instruments from issuers with questionable credit profiles generally have been higher than yields from issuers who seem relatively insulated from the downturn. Nonetheless, we believe the prudent course is to refrain from chasing higher yields, instead maintaining a conservative credit selection strategy with an emphasis on preservation of capital and liquidity.

June 15, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided for the fund’s Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class B shares would have produced annualized and annualized effective yields of 0.11%.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Municipal Money Market Fund from December 1, 2008 to May 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended May 31, 2009

	Class A	Class B

Expenses paid per $1,000†	$ 3.10	$ 5.29
Ending value (after expenses)	$1,002.90	$1,000.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended May 31, 2009

	Class A	Class B

Expenses paid per $1,000†	$ 3.13	$ 5.34
Ending value (after expenses)	$1,021.84	$1,019.65

† Expenses are equal to the fund’s annualized expense ratio of .62% for Class A shares and 1.06% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS May 31, 2009 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—101.2%	Rate (%)	Date	Amount ($)		Value ($)

Alabama—5.7%
Birmingham Public Educational
Building Authority, Student
Housing Revenue (CHF—UAB II,
L.L.C.—The University of
Alabama at Birmingham Project)
(LOC; Regions Bank)	3.25	6/7/09	11,600,000	[a]	11,600,000
Chatom Industrial Development
Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy
Cooperative Projects) (Liquidity
Facility; National Rural Utilities
Cooperative Finance Corporation
and LOC; National Rural Utilities
Cooperative Finance Corporation)	2.85	11/15/09	6,000,000		6,000,000
Fultondale Industrial Development
Board, IDR (Melsur Corporation
Project) (LOC; Amsouth Bank)	3.00	6/7/09	2,640,000	[a]	2,640,000
Macon Trust Various Certificates
(Spanish Fort Redevelopment
Authority—Spanish Fort Town
Center) (Liquidity Facility;
Bank of America and LOC;
Bank of America)	0.89	6/7/09	12,500,000	[a,b]	12,500,000
Mobile Infirmary Health System
Special Care Facilities
Financing Authority, Revenue
(Infirmary Health System,
Inc.) (LOC; Regions Bank)	3.25	6/7/09	15,000,000	[a]	15,000,000
Troy Health Care Authority,
LR (Southeast Alabama Rural
Health Associates Project)
(LOC; Regions Bank)	3.25	6/7/09	2,225,000	[a]	2,225,000
Arizona—1.1%
Salt River Project Agricultural
Improvement and Power District,
CP (Salt River Project) (Liquidity
Facility: Bank of America,
Citibank NA, JPMorgan Chase
Bank and Wells Fargo Bank)	0.65	6/11/09	5,000,000		5,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Arizona (continued)
Salt River Project Agricultural
Improvement and Power
District, CP (Salt River
Project) (Liquidity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank and
Wells Fargo Bank)	0.57	9/17/09	5,000,000		5,000,000
Arkansas—.7%
Arkansas Development Finance
Authority, MFHR (Chapelridge
of Cabot Housing Project)
(LOC; Regions Bank)	3.30	6/7/09	6,525,000	[a]	6,525,000
Colorado—2.9%
Colorado Educational and Cultural
Facilities Authority, Education
Revenue (Vail Mountain School
Project) (LOC; Key Bank)	1.27	6/7/09	5,800,000	[a]	5,800,000
Cornerstar Metropolitan District,
Special Revenue
(LOC; Compass Bank)	0.39	6/7/09	6,500,000	[a]	6,500,000
Denver City and County,
Airport System Revenue (LOC;
Landesbank Baden-Wurttemberg)	1.80	6/7/09	13,000,000	[a]	13,000,000
Delaware—.7%
Delaware Economic Development
Authority, IDR (V&S Galvanizing
LLC Project) (LOC; Key Bank)	2.40	6/7/09	4,570,000	[a]	4,570,000
Delaware Transportation Authority,
Transportation System
Senior Revenue	4.00	7/1/09	1,435,000		1,438,978
District of Columbia—6.1%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)	0.36	6/7/09	9,725,000	[a,b]	9,725,000
District of Columbia,
Revenue, CP (National
Academy of Sciences)
(LOC; Bank of America)	0.50	8/18/09	10,000,000		10,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

District of Columbia (continued)
Metropolitan Washington DC
Airports Authority, CP (LOC;
Bank of America)	0.50	6/12/09	10,000,000		10,000,000
Metropolitan Washington DC
Airports Authority, CP (LOC;
Bank of America)	0.55	6/15/09	13,500,000		13,500,000
Washington DC Metropolitan Area
Transit Authority, CP (LOC;
Wachovia Bank)	0.35	6/9/09	10,000,000		10,000,000
Florida—12.8%
Brevard County Health Facilities
Authority, Revenue, Refunding
(Retirement Housing Foundation
Obligated Group—Courtenay
Springs Village) (LOC; KBC Bank)	0.32	6/7/09	6,400,000	[a]	6,400,000
Capital Trust Agency,
MFHR (Brittany Bay Apartments
—Waterman’s Crossing)
(Liquidity Facility; FHLMC
and LOC; FHLMC)	0.50	6/7/09	10,000,000	[a,b]	10,000,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	4.50	6/1/09	25,000,000		25,000,000
Florida Housing Finance Agency,
Housing Revenue (Caribbean Key
Apartments Project) (LOC; FNMA)	0.47	6/7/09	11,150,000	[a]	11,150,000
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC;
Wachovia Bank)	0.60	7/13/09	10,000,000		10,000,000
Greater Orlando Aviation
Authority, Airport Facilities
Revenue, CP (LOC: Bayerische
Landesbank, State Street
Bank and Trust Co. and
Westdeutsche Landesbank)	1.00	6/3/09	15,000,000		15,000,000
Highlands County Health Facilities
Authority, HR (Adventist Health
System/Sunbelt Obligated
Group) (LOC; SunTrust Bank)	2.05	6/7/09	5,000,000	[a]	5,000,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Florida (continued)
Hillsborough County Industrial
Development Authority, IDR,
Health Facilities Projects
(University Community
Hospital) (LOC; Wachovia Bank)	0.40	6/7/09	9,600,000	[a]	9,600,000
Miami-Dade County Educational
Facilities Authority, Revenue
(Florida International
University Foundation Project)
(LOC; SunTrust Bank)	2.75	6/7/09	8,870,000	[a]	8,870,000
Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)
(LOC; Fifth Third Bank)	2.05	6/7/09	11,900,000	[a]	11,900,000
Georgia—7.5%
Clayton County Development
Authority, Revenue (DACC
Public Purpose Corporation II
Project) (LOC; Dexia Credit Locale)	2.50	6/7/09	15,000,000	[a]	15,000,000
DeKalb County Hospital
Authority, RAC (DeKalb
Medical Center, Inc. Project)
(LOC; SunTrust Bank)	2.75	6/7/09	15,000,000	[a]	15,000,000
Floyd County Development
Authority, Revenue (Berry
College Project) (LOC;
SunTrust Bank)	2.75	6/7/09	11,000,000	[a]	11,000,000
Fulton County Housing Authority,
MFHR (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.50	6/7/09	15,000,000	[a,b]	15,000,000
Georgia,
GO Notes (Liquidity Facility;
Dexia Credit Locale)	0.35	6/7/09	9,900,000	[a]	9,900,000
Hawaii—1.1%
Hawaii Housing Finance and
Development Corporation, MFHR
(Kukui Gardens) (Liquidity Facility;
Citigroup and LOC; Citigroup)	1.36	6/7/09	9,550,000	[a,b]	9,550,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Idaho—1.7%
Idaho Health Facilities Authority,
Revenue (Saint Luke’s Regional
Medical Center Project)
(Insured; FSA and Liquidity
Facility; Bank of Montreal)	0.50	6/1/09	14,700,000	[a]	14,700,000
Illinois—2.5%
Chicago O’Hare International
Airport, Special Facility Revenue
(O’Hare Technical Center II
Project) (LOC; ABN-AMRO)	1.98	6/7/09	4,000,000	[a]	4,000,000
Illinois Health Facilities
Authority, Revenue, Refunding
(Lutheran Home and Services)
Illinois Housing Development
Authority, Homeowner
Mortgage Revenue	1.96	8/1/09	5,000,000		5,000,000
Indiana—1.1%
Indiana Health and Educational
Facility Financing Authority,
Revenue (Ascension Health
Senior Credit Group) (Liquidity
Facility; Citibank NA)	0.39	6/7/09	10,000,000	[a,b]	10,000,000
Kansas—2.1%
Atchison,
Industrial Revenue
(StressCrete, Inc.) (LOC; Key Bank)	2.30	6/7/09	5,525,000	[a]	5,525,000
Junction City,
GO Temporary Notes	4.50	6/1/09	7,000,000		7,000,000
Mission,
MFHR, Refunding (The Falls
Apartments Project) (LOC; FNMA)	0.41	6/7/09	6,000,000	[a]	6,000,000
Kentucky—2.6%
Georgetown,
Industrial Building Revenue,
Refunding (Georgetown College
Project) (LOC; Fifth Third Bank)	2.05	6/7/09	22,585,000	[a]	22,585,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Louisiana—4.6%
Ascension Parish,
Revenue (BASF
Corporation Project)	0.95	6/7/09	10,000,000	[a]	10,000,000
Louisiana Public Facilities
Authority, Revenue (Blood
Center Properties, Inc.
Project) (LOC; Bank One)	0.85	6/7/09	1,400,000	[a]	1,400,000
Louisiana Public Facilities
Authority, Revenue (GCGK
Investments LLC Project) (LOC;
Amsouth Bank)	3.25	6/7/09	2,400,000	[a]	2,400,000
Louisiana Public Facilities
Authority, Revenue (II City
Plaza LLC Project) (LOC;
Regions Bank)	3.25	6/7/09	20,000,000	[a]	20,000,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; Regions Bank)	3.25	6/7/09	6,375,000	[a]	6,375,000
Maryland—3.7%
Chestertown,
EDR, Refunding (Washington
College Project) (LOC; RBS
Citizens NA)	3.00	6/7/09	6,900,000	[a]	6,900,000
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue (Liquidity Facility;
State Street Bank and Trust Co.)	0.40	6/7/09	13,500,000	[a]	13,500,000
Maryland Economic Development
Corporation, Revenue (CWI
Limited Partnership Facility)
(LOC; M&T Bank)	0.49	6/7/09	3,385,000	[a]	3,385,000
Maryland Health and Higher
Educational Facilities Authority,
Revenue, CP (John Hopkins
Health System) (Liquidity
Facility; Bank of America)	0.50	8/25/09	5,000,000		5,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Maryland (continued)
Maryland Industrial Development
Financing Authority, Revenue
(Mercy High School Facility)
(LOC; M&T Bank)	0.49	6/7/09	3,210,000	[a]	3,210,000
Massachusetts—1.3%
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	2.25	6/11/09	11,300,000		11,300,000
Michigan—6.5%
Kent Hospital Finance
Authority, LOR (Pine Rest
Christian Mental Health
Services Project)
(LOC; Fifth Third Bank)	2.05	6/7/09	4,000,000	[a]	4,000,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.50	7/8/09	10,000,000		10,000,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.30	8/5/09	7,000,000		7,000,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.40	6/7/09	16,200,000	[a]	16,200,000
Michigan Strategic Fund,
LOR (Extruded Aluminum
Corporation Project) (LOC;
Comerica Bank)	1.00	6/7/09	10,000,000	[a]	10,000,000
Oakland County Economic
Development Corporation, LOR
(Three M Tool and Machine Inc.
Project) (LOC; Comerica Bank)	1.00	6/7/09	10,000,000	[a]	10,000,000
Minnesota—1.7%
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue (Liquidity Facility;
Lloyds TSB Bank PLC)	0.42	6/7/09	14,590,000	[a]	14,590,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Missouri—.6%
Missouri Health and Educational
Facilities Authority, Health Facilities
Revenue, CP (Cox Hospital)
(LOC; Bank of Nova Scotia)	0.60	7/7/09	5,000,000		5,000,000
Nebraska—1.7%
Public Power Generation Agency,
Revenue (Whelan Energy Center
Unit 2) (Insured; Berkshire
Hathaway Assurance Corporation
and Liquidity Facility; Citibank NA)	0.49	6/7/09	15,000,000	[a,b]	15,000,000
Nevada—1.8%
Las Vegas Valley Water District,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.45	10/15/09	16,000,000		16,000,000
New Hampshire—.8%
New Hampshire Health and Education
Facilities Authority, Revenue
(The Derryfield School Issue)
(LOC; RBS Citizens NA)	3.80	6/7/09	7,000,000	[a]	7,000,000
New Jersey—5.1%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue, Refunding
(LOC; Dexia Credit Locale)	1.00	6/7/09	25,000,000	[a]	25,000,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	1.50	6/7/09	20,000,000	[a]	20,000,000
New York—.9%
New York Local Government
Assistance Corporation,
Revenue (LOC: Bayerische
Landesbank and
Westdeutshe Landesbank)	0.50	6/7/09	7,500,000	[a]	7,500,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

North Carolina—1.4%
North Carolina Medical Care
Commission, Health Care Facility
Revenue (Merlots Program)
(Providence Place Retirement
Community Nursing Home
Project) (Liquidity Facility;
Wachovia Bank and LOC; GNMA)	0.36	6/7/09	4,865,000	[a,b]	4,865,000
Piedmont Triad Airport Authority,
Airport Revenue (LOC; Branch
Banking and Trust Co.)	0.60	6/7/09	4,000,000	[a]	4,000,000
Robeson County Industrial
Facilities and Pollution
Control Finance Authority, IDR
(CB Systems, LLC Project)
(LOC; Wachovia Bank)	0.60	6/7/09	3,190,000	[a]	3,190,000
Ohio—1.6%
Lima,
HR (Lima Memorial Hospital
Project) (LOC; Bank One)	0.30	6/7/09	1,900,000	[a]	1,900,000
Montgomery County,
Revenue, CP (Miami Valley
Hospital) (Liquidity Facility;
JPMorgan Chase Bank)	1.35	7/14/09	10,000,000		10,000,000
Ohio Higher Educational Facility
Commission, LR (Higher
Educational Facility Pooled
Program) (LOC; Fifth Third Bank)	3.50	6/7/09	1,000,000	[a]	1,000,000
Stark County Port Authority,
Revenue (Community Action
Agency Project) (LOC; Bank One)	0.80	6/7/09	690,000	[a]	690,000
Oklahoma—1.3%
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of America)	2.00	8/17/09	5,000,000		5,000,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Oklahoma (continued)
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of America)	2.00	8/17/09	6,000,000		6,000,000
Pennsylvania—2.8%
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured; FSA
and Liquidity Facility;
Wachovia Bank)	0.80	6/7/09	15,000,000	[a]	15,000,000
Emmaus General Authority,
Local Government Revenue
(Bond Pool Program)
(LOC; U.S. Bank NA)	0.30	6/7/09	2,600,000	[a]	2,600,000
Lawrence County Industrial
Development Authority, Revenue
(Villa Maria Project) (LOC;
Allied Irish Banks)	1.10	6/7/09	6,920,000	[a]	6,920,000
Tennessee—1.1%
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Allied Irish Banks)	0.45	6/7/09	9,470,000	[a]	9,470,000
Texas—6.6%
Collin County Housing Finance
Corporation, Multifamily
Revenue (Carpenter-Oxford
Development Housing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.50	6/7/09	4,195,000	[a,b]	4,195,000
Harris County,
CP (Liquidity Facility; Bank
of Nova Scotia)	0.50	8/18/09	700,000		700,000
Harris County Health Facilities
Development Corporation, HR
(Baylor College of Medicine)
(LOC; Bank of America)	0.26	6/1/09	1,600,000	[a]	1,600,000
Harris County Industrial
Development Corporation, SWDR
(Deer Park Refining Limited
Partnership Project)	0.66	6/1/09	10,000,000	[a]	10,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Texas (continued)
Houston Industrial Development
Corporation, Air Cargo Revenue
(Aero Houston East, LP
Project) (LOC; Bank One)	0.50	6/7/09	2,900,000	[a]	2,900,000
Port of Port Arthur Navigation
District of Jefferson County,
Environmental Facilities
Revenue, Refunding (Motiva
Enterprises LLC Project)	0.55	6/1/09	18,400,000	[a]	18,400,000
Port of Port Arthur Navigation
District of Jefferson County,
Revenue, CP (BASF AG)	0.80	7/8/09	5,000,000		5,000,000
San Antonio,
Electric and Gas System
Revenue, CP (Liquidity Facility:
Bank of America and State
Street Bank and Trust Co.)	0.60	6/11/09	10,000,000		10,000,000
Texas Department of Housing and
Community Affairs, Multifamily
Housing Mortgage Revenue,
Refunding (Red Hills Villas)
(Liquidity Facility; FNMA and
LOC; FNMA)	0.41	6/7/09	5,015,000	[a]	5,015,000
Utah—1.1%
Utah,
GO Notes, Refunding	5.38	7/1/09	2,500,000		2,509,946
Utah Housing Corporation,
SFMR (LOC; Royal Bank of Canada)	0.65	8/6/09	7,515,000		7,515,000
Virginia—1.8%
Ashland Industrial Development
Authority, IDR (Tru-Wood
Cabinets Project) (LOC;
Regions Bank)	3.22	6/7/09	3,265,000	[a]	3,265,000
Lynchburg Industrial Development
Authority, HR (Centra Health,
Inc.) (LOC; Branch Banking
and Trust Co.)	0.20	6/7/09	6,000,000	[a]	6,000,000
Virginia Port Authority,
Subordinate Port Facilities
Revenue, BAN	2.96	7/1/09	6,500,000		6,505,499

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Washington—1.1%
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Mirabella Project)
(LOC; HSH Nordbank)	3.90	6/1/09	10,000,000	10,000,000
West Virginia—.3%
Ritchie County,
IDR (Simonton Building
Products, Inc.) (LOC; PNC Bank)	0.59	6/7/09	2,800,000	2,800,000
Wisconsin—1.3%
Park Falls,
IDR (Weather Shield Project)
(LOC; Bank One)	0.55	6/7/09	4,125,000	4,125,000
Wisconsin School Districts,
COP, TRAN (Cash Flow
Management Program)
(LOC; U.S. Bank NA)	3.00	9/17/09	7,000,000	7,024,411
Wyoming—2.9%
Wyoming Student Loan Corporation,
Student Loan Revenue,
Refunding (Senior Series)
(LOC; Royal Bank of Canada)	0.44	6/7/09	25,000,000	25,000,000
U.S. Related—.6%
Eagle Tax-Exempt Trust
(Puerto Rico Sales Tax
Financing Corporation, Sales
Tax Revenue, BAN) (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	0.64	6/7/09	5,000,000	5,000,000

Total Investments (cost $885,788,834)			101.2%	885,788,834
Liabilities, Less Cash and Receivables			(1.2%)	(10,394,590)
Net Assets			100.0%	875,394,244

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities amounted to $95,835,000 or 10.9% of net assets.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	92.9
AAA,AA,Ac		Aaa,Aa,Ac		AAA,AA,Ac	1.6
Not Rated[d]		Not Rated[d]		Not Rated[d]	5.5
					100.0

† Based on total investments.
c Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2009 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	885,788,834	885,788,834
Interest receivable		2,688,982
Prepaid expenses and other assets		177,744
		888,655,560
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		746,447
Cash overdraft due to Custodian		12,207,920
Payable for shares of Common Stock redeemed		260,576
Accrued expenses		46,373
		13,261,316
Net Assets ($)		875,394,244
Composition of Net Assets ($):
Paid-in capital		875,355,415
Accumulated net realized gain (loss) on investments		38,829
Net Assets ($)		875,394,244

Net Asset Value Per Share
	Class A	Class B

Net Assets ($)	133,330,624	742,063,620
Shares Outstanding	133,371,850	742,267,625
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	5,500,036
Expenses:
Management fee—Note 2(a)	2,294,734
Shareholder servicing costs—Note 2(c)	1,211,153
Distribution and prospectus fees—Note 2(b)	783,559
Treasury insurance expense—Note 1(e)	184,542
Registration fees	72,303
Professional fees	43,451
Custodian fees—Note 2(c)	38,972
Directors’ fees and expenses—Note 2(d)	24,586
Prospectus and shareholders’ reports	5,377
Miscellaneous	19,330
Total Expenses	4,678,007
Less—reduction in expenses
due to undertaking—Note 2(a)	(40,106)
Less—reduction in shareholders’ servicing
costs due to undertaking—Note 2(c)	(36,884)
Less—reduction in fees due to earnings credits—Note 1(b)	(33,181)
Net Expenses	4,567,836
Investment Income—Net	932,200
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	41,500
Net Increase in Net Assets Resulting from Operations	973,700

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2009	Year Ended
	(Unaudited)	November 30, 2008

Operations ($):
Investment income—net	932,200	17,583,347
Net realized gain (loss) on investments	41,500	(2,671)
Net Increase (Decrease) in Net Assets
Resulting from Operations	973,700	17,580,676
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(404,174)	(2,892,990)
Class B Shares	(528,026)	(14,953,624)
Total Dividends	(932,200)	(17,846,614)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	128,333,084	653,875,648
Class B Shares	754,045,369	3,107,572,167
Dividends reinvested:
Class A Shares	394,971	2,834,964
Class B Shares	524,513	14,866,149
Cost of shares redeemed:
Class A Shares	(147,036,116)	(605,608,868)
Class B Shares	(786,481,989)	(3,140,327,410)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(50,220,168)	33,212,650
Total Increase (Decrease) in Net Assets	(50,178,668)	32,946,712
Net Assets ($):
Beginning of Period	925,572,912	892,626,200
End of Period	875,394,244	925,572,912

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2009		Year Ended November 30,

Class A Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.022	.031	.028	.017	.006
Distributions:
Dividends from
investment income—net	(.003)	(.022)	(.031)	(.028)	(.017)	(.006)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.58[a]	2.22	3.13	2.87	1.76	.64
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.62[a]	.59	.62	.60	.61	.60
Ratio of net expenses
to average net assets	.62[a,b]	.58	.62[b]	.59	.61	.60[b]
Ratio of net investment income
to average net assets	.58[a]	2.12	3.09	2.82	1.70	.63
Net Assets, end of period
($ x 1,000)	133,331 151,633		100,344	123,871	136,209	209,176

a	Annualized.
b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Six Months Ended
	May 31, 2009		Year Ended November 30,

Class B Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.018	.027	.024	.014	.002
Distributions:
Dividends from
investment income—net	(.001)	(.018)	(.027)	(.024)	(.014)	(.002)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.14[a]	1.80	2.76	2.47	1.38	.25
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.09[a]	1.05	1.05	1.04	1.05	1.05
Ratio of net expenses
to average net assets	1.06[a]	.99	1.00	1.00	.99	.99
Ratio of net investment income
to average net assets	.14[a]	1.77	2.72	2.44	1.39	.24
Net Assets, end of period
($ x 1,000)	742,064	773,940	792,283	638,154	667,757	544,079

a Annualized.
See notes to financial statements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Municipal Money Market Fund (the “fund”) is a separate diversified series of General Municipal Money Market Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering one series, which is the fund. The fund’s investment objective is to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 20.5 billion shares of $.001 par value Common Stock.The fund is currently authorized to issue two classes of shares: Class A (15 billion shares authorized) and Class B (5.5 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2009, sub-accounting service fees amounted to $194,830 for Class B shares and are included in shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments` are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	—
Level 2—Other Significant Observable Inputs	885,788,834
Level 3—Significant Unobservable Inputs	—
Total	885,788,834

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $2,671 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2008. If not applied, the carryover expires in fiscal 2016.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2008 was as follows: tax exempt income $17,583,347, ordinary income $179,669 and long-term capital gains $83,598.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and has been further extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per

share).This expense is being borne by the fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended May 31, 2009, there was no expense reimbursement pursuant to the Agreement.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time.The expense reimbursement, pursuant to the undertaking amounted to $40,106 for Class B shares during the period ended May 31, 2009.

(b) Under the Distribution Plan with respect to Class B (“Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B shares. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing their shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2009, Class B shares were charged $783,559, pursuant to the Distribution Plan.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2009, Class A shares were charged $12,833 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services.The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2008 through January 8, 2009, to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2009, Class B shares were charged $974,150, pursuant to the Class B Shareholder Services Plan, of which $36,884 was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2009, the fund was charged $12,071 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2009, the fund was charged $1,111 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2009, the fund was charged $38,972 pursuant to the custody agreement.

During the period ended May 31, 2009, the fund was charged $3,291 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $382,303, custodian fees $33,294, Rule 12b-1 distribution plan fees $130,169, shareholder services plan fees $195,253, chief compliance officer fees $1,150 and transfer agency per account fees $4,278.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 33

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	July 23, 2009

By:	/s/ James Windels

James Windels,
Treasurer

Date:	July 23, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)